ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

May 6, 2019	William M. Beaudoin T +1 617 854 2337 William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds II

File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds II (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2019 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Chicago Equity Partners Balanced Fund, dated May 1, 2019;

(ii)	Prospectus for AMG GW&K Enhanced Core Bond ESG Fund (formerly AMG GW&K Enhanced Core Bond Fund), dated May 1, 2019;

(iii)	Prospectus for AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund, dated May 1, 2019; and

(iv)

Statement of Additional Information for AMG Chicago Equity Partners Balanced Fund, AMG GW&K Enhanced Core Bond ESG Fund, AMG Managers Amundi Short Duration Government Fund and AMG Managers Amundi Intermediate Government Fund, dated May 1, 2019.

If you have any questions concerning this filing, please call me at (617) 854-2337.

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin